UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      2/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $      698,230
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1471    17995 SH       SOLE                  17995      0     0
AT&T Inc.                      COM            00206r102      236     7801 SH       SOLE                   7801      0     0
Abbott Laboratories            COM            002824100     2728    48514 SH       SOLE                  48514      0     0
Alcoa Inc.                     COM            013817101    12312  1423306 SH       SOLE       407000    937506      0 78800
American Electric Power Co Inc COM            025537101      720    17430 SH       SOLE                  17430      0     0
American Express Co.           COM            025816109    19099   404888 SH       SOLE       108000    281188      0 15700
Analog Devices                 COM            032654105    20573   574991 SH       SOLE       172000    375491      0 27500
Apache                         COM            037411105     1272    14041 SH       SOLE                  14041      0     0
Archer-Daniels-Midland Co.     COM            039483102    16488   576498 SH       SOLE       160000    382598      0 33900
Automatic Data Processing      COM            053015103      696    12885 SH       SOLE                  12885      0     0
BB&T Corporation               COM            054937107    13974   555192 SH       SOLE       140000    382192      0 33000
Bank of America Corp.          COM            060505104      475    85450 SH       SOLE                  85450      0     0
Bank of New York Mellon Corp.  COM            064058100     3313   166374 SH       SOLE       90000      60274      0 16100
CBIZ Inc                       COM            124805102       67    10927 SH       SOLE                  10927      0     0
CHDT Corp                      COM            12541A108       11  1085000 SH       SOLE                1085000      0     0
CSX Corp.                      COM            126408103     1030    48905 SH       SOLE                  48905      0     0
CVS Caremark Corp.             COM            126650100    16741   410525 SH       SOLE       80000     302825      0 27700
Carnival Cruise Lines Inc Cl.  COM            143658300    15145   464005 SH       SOLE       140000    298505      0 25500
Chevron Corp.                  COM            166764100    25731   241830 SH       SOLE       63000     167530      0 11300
Cisco Systems Inc              COM            17275R102    23247  1285766 SH       SOLE       340000    864266      0 81500
Coca-Cola Co.                  COM            191216100    12356   176592 SH       SOLE       31000     141492      0  4100
Comcast Corp. - Special Class  COM            20030N200     3288   139555 SH       SOLE                 139555      0     0
Compugen Ltd                   COM            011768504      272    55000 SH       SOLE                  55000      0     0
ConocoPhillips                 COM            20825c104    27150   372584 SH       SOLE       107300    246984      0 18300
Consolidated Edison, Inc.      COM            209115104      728    11735 SH       SOLE                  11735      0     0
Corning Inc.                   COM            219350105    17818  1372731 SH       SOLE       370000    927231      0 75500
Dell Inc                       COM            24702r101    21368  1460553 SH       SOLE       422000    963153      0 75400
Devon Energy Co.               COM            25179m103    21073   339895 SH       SOLE       89000     234195      0 16700
Dominion Resources             COM            257470104      684    12885 SH       SOLE                  12885      0     0
Duke Energy Corporation        COM            26441c105      742    33726 SH       SOLE                  33726      0     0
Ebay Inc                       COM            278642103    25915   854450 SH       SOLE       245233    579017      0 30200
Exxon Mobil Corporation        COM            30231g102     4880    57580 SH       SOLE                  57580      0     0
General Electric Co.           COM            369604103     1260    70355 SH       SOLE                  70355      0     0
General Mills                  COM            370334104      649    16050 SH       SOLE                  16050      0     0
H.J. Heinz Company             COM            423074103      638    11800 SH       SOLE                  11800      0     0
Harris Corp.                   COM            413875105    17683   490658 SH       SOLE       135000    328158      0 27500
Hewlett-Packard Co.            COM            428236103     1050    40767 SH       SOLE                  40767      0     0
Honeywell International        COM            438516106      287     5285 SH       SOLE                   5285      0     0
Intel Corporation              COM            458140100      719    29664 SH       SOLE                  29664      0     0
International Business Machine COM            459200101     3095    16831 SH       SOLE                  16831      0     0
Itracker System, Inc.          COM            46573A107       63   125000 SH       SOLE                 125000      0     0
J. P. Morgan Chase & Co.       COM            46625H100    23717   713284 SH       SOLE       178000    502684      0 32600
Johnson & Johnson              COM            478160104     2176    33182 SH       SOLE                  33182      0     0
Kellogg Company                COM            487836108      453     8965 SH       SOLE                   8965      0     0
Kimberly Clark Inc.            COM            494368103      693     9415 SH       SOLE                   9415      0     0
Kraft Foods Inc - A            COM            50075n104      668    17870 SH       SOLE                  17870      0     0
Merck & Co., Inc.              COM            58933Y105     1171    31062 SH       SOLE                  31062      0     0
MetLife Inc.                   COM            59156r108    21011   673863 SH       SOLE       172800    469663      0 31400
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    23233   894957 SH       SOLE       206500    638957      0 49500
Monster Worldwide Inc.         COM            611742107    13732  1731670 SH       SOLE       442000   1190670      0 99000
Morgan Stanley                 COM            617446448    11858   783730 SH       SOLE       190000    543830      0 49900
Oracle Corp.                   COM            68389X105     2034    79295 SH       SOLE                  79295      0     0
Pepsico, Inc.                  COM            713448108      640     9645 SH       SOLE                   9645      0     0
Procter & Gamble Co            COM            742718109    17329   259761 SH       SOLE       65000     183761      0 11000
Rockwell Collins Inc.          COM            774341101     1795    32410 SH       SOLE                  32410      0     0
Royal Dutch Shell PLC CL B     COM            780259107      952    12528 SH       SOLE                  12528      0     0
Schlumberger Ltd.              COM            806857108     1142    16725 SH       SOLE                  16725      0     0
Schwab (Charles) Corp          COM            808513105     6784   602485 SH       SOLE       180000    388485      0 34000
Southern Co.                   COM            842587107      724    15645 SH       SOLE                  15645      0     0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
St. Jude Medical Inc.          COM            790849103    18727   545970 SH       SOLE       158000    360970      0 27000
Staples Inc.                   COM            855030102    15479  1114431 SH       SOLE       285000    749931      0 79500
State Street Corp.             COM            857477103    24355   604192 SH       SOLE       164000    409692      0 30500
Sysco Corp.                    COM            871829107      613    20901 SH       SOLE                  20901      0     0
TE Connectivity Ltd.           COM            H84989104    12688   411808 SH       SOLE       130000    266308      0 15500
Teva Pharma Inds ADR           COM            881624209     7980   197730 SH       SOLE       54000     133730      0 10000
Thermo Fisher Scientific       COM            883556102     1620    36020 SH       SOLE                  36020      0     0
Tidewater Inc.                 COM            886423102    21420   434483 SH       SOLE       124000    286483      0 24000
Time Warner Cable              COM            88732J207     1914    30101 SH       SOLE                  30101      0     0
Time Warner Inc                COM            887317303     1935    53552 SH       SOLE                  53552      0     0
United Parcel Service -Cl B    COM            911312106     2427    33165 SH       SOLE                  33165      0     0
United Tech. Corp.             COM            913017109     1895    25930 SH       SOLE                  25930      0     0
Valero Energy                  COM            91913Y100    14586   692907 SH       SOLE       199300    458007      0 35600
Vodafone Group PLC ADR         COM            92857w209    12976   462945 SH       SOLE       112000    333945      0 17000
Wal-Mart Stores Inc.           COM            931142103      413     6910 SH       SOLE                   6910      0     0
Walgreen Co.                   COM            931422109    19350   585286 SH       SOLE       162000    404286      0 19000
Wells Fargo and Company        COM            949746101    26537   962873 SH       SOLE       262000    652173      0 48700
Western Union                  COM            959802109    21873  1197855 SH       SOLE       332000    809255      0 56600
Winston Pharmaceuticals        COM            975657107        0    10115 SH       SOLE                  10115      0     0
Wyndham Worldwide Corp         COM            98310w108     1919    50722 SH       SOLE                  50722      0     0
Zimmer Holdings Inc.           COM            98956P102    22363   418626 SH       SOLE       122000    279126      0 17500
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0